Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
CURRENT ASSETS:
Cash	$ 81,531	$ 269,594	$ 4,120
Subscription receivable			1,171,520
Accounts receivable, net of allowance for doubtful accounts of $409,000	604,594	563,320	1,182,060
Inventory	264,068	282,231	55,981
Marketable securities, current	206,400	72,000
Other current assets	28,250	6,875	6,877
Prepaid expenses	9,112	19,702	30,248
Total Current Assets	1,193,955	1,213,722	2,450,806
OTHER ASSETS:
Property and equipment, net of accumulated depreciation of $1,207,252 and $2,483,440, respectively	481,770	499,785	252,835
Deposits	13,320	13,320	13,320
Marketable Securities, net		237,600	115,200
Deferred financing costs, net	92,060	114,395
Other assets	1,545	1,545
Total Assets	1,782,650	2,080,367	2,832,161
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	784,975	824,128	2,186,691
Notes payable	2,075,331	2,059,582	1,972,544
Deferred revenue	2,995	24,897	4,904
Convertible notes payable, net of discount	6,162	105,175
Notes payable, related party	111,000
Derivative liability	484,368	1,104,499
Total Current Liabilities	3,464,831	4,118,281	4,164,139
Stockholders' Deficit
Series B convertible preferred stock ($.001 par value; 10,000,000 shares authorized; 626,667 shares issued and outstanding)	626	626	626
Common stock ($.001 par value; 1,000,000,000 shares authorized; 216,443,809 shares issued and 215,943,809 shares outstanding, respectively and 157,959,066 shares issued and 134,443,725 shares outstanding, respectively)	232,677	215,945	157,961
Additional paid in capital	39,576,369	38,343,043	32,866,315
Accumulated deficit	(41,604,253)	(40,813,128)	(34,328,080)
Accumulated other comprehensive income	125,400	228,600	67,200
Subscription receivable			(83,000)
Treasury stock, at cost, (162,500 shares)	(13,000)	(13,000)	(13,000)
Total stockholders' deficit	(1,682,180)	(2,037,914)	(1,331,978)
Total Liabilities and Stockholders' Deficit	$ 1,782,650	$ 2,080,367	$ 2,832,161